Investment Objectives and Goals - Calamos S&P 500 Structured Alt Protection ETF - June	May 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — June (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.33% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from June 1, 2025 through May 31, 2026.